Related Party Transactions - Schedule of Balances with Related Parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Prepayments	¥ 36,879	¥ 28,043
Hangzhou Tigermed Consulting Company Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Prepayments		850
Hangzhou Simo Company Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Prepayments		¥ 507